[John Hancock Mutual Life Insurance Company Letterhead]



                                 May 2, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   John Hancock Variable Annuity Account U
      File No. 2-38827
      CIK 0000045299
      Rule 497(j) Filing
      ------------------


Commissioners:

      Conveyed via EDGAR for filing pursuant to Rule 101(a)(1)(i) of Regulation S-T and pursuant to Rule 497(j) under the Securities Act of 1933 is this certification that:

      (1) the form of the variable annuity prospectus that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registration statement, and

      (2) the text of the most recent post-effective amendment to the registration statement has been filed electronically.


      If you have any questions with respect to this submission, please do not hesitate to call me at (617) 572-9196.

                                 Very truly yours,



                                 /s/Sandra M. DaDalt
                                 -------------------
                                 Sandra M. DaDalt
                                 Counsel